UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10371

LORD ABBETT BLEND TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	7/31

Date of reporting period:	10/31/2005

Item 1:                                  Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BLEND TRUST - SMALL-CAP BLEND FUND October 31, 2005

Investments	Shares	Value (000)
COMMON STOCKS 96.03%

Air Transportation 0.39%
Republic Airways Holdings Inc.*	262,101	$4,089

Auto Components 1.08%
Wabash National Corp.	606,750	11,170

Banks: Outside New York City 1.40%
Hanmi Financial Corp.	283,358	5,188
Investors Financial Services Corp.	105,700	4,036
PrivateBancorp, Inc.	157,600	5,354
Total		14,578

Biotechnology Research & Production 0.58%
Kensey Nash Corp.*	263,304	6,038

Building: Materials 3.82%
Hughes Supply, Inc.	563,600	18,853
Watsco, Inc.	365,850	20,791
Total		39,644

Building: Roofing & Wallboard 3.23%
Beacon Roofing Supply, Inc.*	424,100	11,561
ElkCorp	694,300	21,961
Total		33,522

Casinos & Gambling 0.78%
Alliance Gaming Corp.*	751,300	8,122

Coal 3.55%
Arch Coal, Inc.	41,900	3,229
Massey Energy Co.	840,100	33,663
Total		36,892

Communications & Media 1.56%
Entravision Communications Corp.*	1,978,600	16,225

Computer Services, Software & Systems 3.52%
CACI Int’l. Inc. Class A*	209,300	11,415
Websense, Inc.*	426,000	25,168
Total		36,583

Computer Technology 3.11%
Hutchinson Technology, Inc.*	311,500	$7,725
RadiSys Corp.*	566,600	9,105
Stratasys, Inc.*(b)	651,709	15,459
Total		32,289

Consumer Electronics 1.17%
Universal Electronics Inc.*(b)	702,228	12,170

Diversified Financial Services 2.39%
Texas United Bancshares, Inc.	98,929	1,972
USI Holdings Corp.*	1,740,139	22,883
Total		24,855

Diversified Manufacturing 1.62%
Hexcel Corp.*	1,063,400	16,823

Drugs & Pharmaceuticals 1.31%
Par Pharmaceutical Cos., Inc.*	525,135	13,590

Education Services 1.10%
Strayer Education, Inc.	128,096	11,466

Electrical Equipment & Components 2.08%
Genlyte Group, Inc. (The)*	424,190	21,621

Electronics 0.87%
Avid Technology, Inc.*	183,494	9,033

Electronics: Instruments, Gauges & Meters 2.07%
Measurement Specialties, Inc.*(b)	898,967	21,476

Electronics: Medical Systems 0.76%
TriPath Imaging, Inc.*	1,132,713	7,884

Foods 2.37%
J & J Snack Foods Corp.	349,755	19,730
Pilgrim’s Pride Corp.	155,700	4,901
Total		24,631

Health & Personal Care 1.54%
Amedisys, Inc.*	418,477	15,990

See Notes to Schedule of Investments.

1

Investments	Shares	Value (000)
Healthcare Facilities 4.58%
ICON plc ADR*	460,175	$18,513
LCA-Vision Inc.	624,094	26,218
Psychiatric Solutions, Inc.*	51,900	2,839
Total		47,570

Homebuilding 4.83%
Centex Corp.	247,100	15,901
Ryland Group, Inc. (The)	509,400	34,282
Total		50,183

Household Furnishings 3.70%
Select Comfort Corp.*	1,753,845	38,409

Identification Control & Filter Devices 0.85%
X-Rite, Inc.	860,644	8,856

Insurance: Multi-Line 2.86%
Hilb Rogal & Hobbs Co.	791,900	29,657

Insurance: Property-Casualty 6.48%
First Acceptance Corp.*	259,000	2,634
HCC Insurance Holdings, Inc.	1,191,650	35,750
Ohio Casualty Corp.	1,060,892	28,941
Total		67,325

Machinery: Industrial/Specialty 3.83%
Actuant Corp. Class A	718,500	34,991
Joy Global, Inc.	104,500	4,793
Total		39,784

Machinery: Oil Well Equipment & Services 3.83%
Key Energy Services, Inc.*	390,300	5,269
Pride Int’l., Inc.*	1,228,500	34,484
Total		39,753

Medical & Dental Instruments & Supplies 3.25%
ICU Medical, Inc.*	80,396	2,807
Kyphon Inc.*	481,921	19,320
Symmetry Medical, Inc.*	525,400	11,632
Total		33,759

Medical Services 1.39%
Option Care, Inc.	1,155,966	$14,415

Metal Fabricating 1.62%
Commercial Metals Co.	529,200	16,823

Metals & Minerals Miscellaneous 1.99%
Cleveland-Cliffs Iron Co. (The)	254,000	20,711

Oil: Crude Producers 2.24%
Grey Wolf, Inc.*	1,618,800	12,433
Unit Corp.*	206,400	10,815
Total		23,248

Radio & TV Broadcasters 0.95%
Regent Communications, Inc.*	1,937,472	9,823

Restaurants 0.81%
Dave & Buster’s, Inc.*	616,700	8,375

Retail 4.90%
Global Imaging Systems, Inc.*	499,644	17,792
Insight Enterprises, Inc.*	733,739	15,056
Rush Enterprises, Inc. Class A*	513,200	7,729
Tuesday Morning Corp.	429,138	10,295
Total		50,872

Savings & Loan 1.03%
Brookline Bancorp, Inc.	758,618	10,659

Services: Commercial 2.48%
Chemed Corp.	120,100	5,774
Harris Interactive Inc.*	1,786,911	7,452
SM&A*(b)	1,472,691	12,518
Total		25,744

Shipping 0.38%
Excel Maritime Carriers Ltd.*(a)	257,700	3,922

Steel 0.78%
Gibraltar Industries, Inc.	398,890	8,078

Telecommunications Equipment 0.57%
SpectraLink Corp.	471,660	5,933

See Notes to Schedule of Investments.

2

Investments	Shares	Value (000)
Textiles Apparel Manufacturers 1.42%
Warnaco Group, Inc. (The)*	649,910	$14,740

Transportation Miscellaneous 0.96%
Vitran Corp. Inc.*(a)	575,650	9,964

Total Common Stocks (cost $921,460,238)		997,294

	Principal
	Amount (000)
SHORT-TERM INVESTMENT 4.90%

Repurchase Agreement 4.90%
Repurchase Agreement dated 10/31/2005, 3.30% due 11/1/2005 with State Street Bank & Trust Co. collateralized by $51,960,000 of Federal Home Loan Mortgage Corp. at 4.50% due 11/15/2011; value: $51,895,050; proceeds: $50,879,713 (cost $50,875,050)	$50,875	50,875

Total Investments in Securities 100.93% (cost $972,335,288)		1,048,169
Liabilities in Excess of Other Assets (0.93%)		(9,642)
Net Assets 100.00%		$1,038,527

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). See Note 4.
ADR	American Depositary Receipt.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Blend Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management company, organized as a Delaware Business Trust on May 1, 2001. The Trust has one series, Lord Abbett Small-Cap Blend Fund (the “Fund”).  The Securities and Exchange Commission declared the registration of the Fund and its shares effective on June 26, 2001 and each class of shares became available to the public on July 2, 2001.  The Fund is diversified under the Act.

The Fund’s investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest).  If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3. FEDERAL TAX INFORMATION

As of October 31, 2005, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$972,747,679
Gross unrealized gain	102,265,664
Gross unrealized loss	(26,844,556)
Net unrealized security gain	$75,421,108

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.  TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any time during the to date. The Fund had the following transactions with affiliated issuers during the period ended October 31, 2005:

Affiliated Issuer	Balance of Shares Held at 7/31/2005	Gross Additions	Gross Sales	Balance of Shares Held at 10/31/2005	Value at 10/31/2005	Realized Loss 8/1/2005 to 10/31/2005
Measurement Specialties, Inc.	721,400	177,567	—	898,967	$21,476,322	$—
SM&A	1,539,691	—	(67,000)	1,472,691	12,517,874	(80,450)
Stratasys, Inc.	461,009	190,700	—	651,709	15,458,537	—
Universial Electronics Inc.	568,905	133,323	—	702,228	12,169,611	—
Total					$61,622,344	$(80,450)

5.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with growth and value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small company stocks, which tend to be more volatile and can be less liquid than large company stocks. Small companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large companies.

These factors can affect the Fund’s performance.

Item 2:           Controls and Procedures.

(a)   Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s third fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

(i)            Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of
EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BLEND TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 21, 2005